Note 17 - Supplemental Oil and Gas Disclosures (Unaudited) - Quantities of Proved Developed and Undeveloped Reserves (Details) Mcfe in Thousands		Dec. 31, 2020 MMBoe Mcfe	Aug. 21, 2020 MMBoe Mcfe	Dec. 31, 2019 MMBoe Mcfe	Dec. 31, 2018 MMBoe Mcfe
Proved Developed Reserves (Millions of Barrels of Oil Equivalent)	[1]	10,282		4,964
Proved Undeveloped Reserves (Millions of Barrels of Oil Equivalent)		12,233		6,533
Total Proved Reserves (Millions of Barrels of Oil Equivalent)		22,515	10,274	11,497	3,271
Oil [Member]
Proved Developed Reserves (Millions of Barrels of Oil Equivalent)	[1]	8,730		4,091
Proved Undeveloped Reserves (Millions of Barrels of Oil Equivalent)		10,302		5,281
Total Proved Reserves (Millions of Barrels of Oil Equivalent)		19,032	8,633	9,372	2,914
Natural Gas [Member]
Proved Developed Reserves (Millions of Barrels of Oil Equivalent) | Mcfe	[1]	3,572		1,952
Proved Undeveloped Reserves (Millions of Barrels of Oil Equivalent) | Mcfe		4,367		2,702
Total Proved Reserves (Millions of Barrels of Oil Equivalent) | Mcfe		7,939	3,711	4,654	809
Natural Gas Liquids [Member]
Proved Developed Reserves (Millions of Barrels of Oil Equivalent)	[1]	957		548
Proved Undeveloped Reserves (Millions of Barrels of Oil Equivalent)		1,203		801
Total Proved Reserves (Millions of Barrels of Oil Equivalent)		2,160	1,022	1,349	222

[1]	As of December 31, 2020 and 2019, proved developed reserves includes proved developed non-producing reserves of 4,517 and 3,101 MBbl of crude oil, 1,912 and 1,454 MMcf of natural gas and 517 and 447 MBbl of natural gas liquids, respectively.